DLA Piper LLP (US) One Liberty Place 1650 Market Street, Suite 4900 Philadelphia, Pennsylvania 19103-7300 www.dlapiper.com

John Grady john.grady@dlapiper.com T 215.656.3365 F 215.606.2057

May 31, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:       Wildermuth Endowment Fund

Securities Act File No. 333-191152

Investment Company Act File No. 811-22888

Dear Sir or Madam:

This letter is in reference to post-effective amendment no. 7 to the registration statement on Form N-2 of the Wildermuth Endowment Fund (formerly known as Wildermuth Endowment Strategy Fund) (the “Fund” or the “Registrant”), which is being filed herewith.

Registrant is a registered closed-end investment company operating as an “interval fund” pursuant to Rule 23c-3 adopted under the Investment Company Act of 1940, as amended (the “1940 Act”). Registrant filed its initial registration statement on Form N-2 on September 13, 2013, and its registration was declared effective by the Commission on December 22, 2014. With the exception of this post-effective amendment for the year ended December 31, 2017, Registrant has timely filed all post-effective amendments to its registration statement.

On February 28, 2018, Registrant’s independent public accountant notified the Fund’s Audit Committee that it was terminating its engagement and would not complete its scheduled audit of Registrant’s financial statements for the year ended December 31, 2017. Registrant’s Board of Trustees subsequently identified and, upon the recommendation of the Audit Committee, retained a new independent accounting firm to complete the audit. That firm, RSM (US) LLP, completed its audit of the financial statements for the year ended December 31, 2017, and Registrant has, in accordance with Rules 30b-2 and 30e-1 under the 1940 Act, transmitted to shareholders its annual report and filed with the Commission Forms N-CSR and N-SAR for the applicable period.

As noted, Registrant is filing herewith a post-effective amendment to its registration statement, pursuant to Rule 486(a) adopted under the Securities Act of 1933, as amended (the “Securities Act”), which provides that such amendment shall become effective sixty (60) days after the filing or within a lesser period of time as provided by the Commission. As counsel to the Fund, we believe that this filing would be eligible for immediate effectiveness pursuant to Securities Act Rule 486(b), as it is being submitted only to bring the Fund’s financial statements up to date and make non-material changes. In our view, it is only the disclosure relating to the change in Registrant’s independent public accounting firm and the circumstances involved therewith that might constitute a non-material change for these purposes.

Securities and Exchange Commission

May 31, 2018

Page Two

Under the circumstances, and given that the Fund will be unable to re-start its public offering of securities until this amendment is effective, we are seeking the Staff’s assistance to expedite the effective date of this amendment. Please let me know whether you would be willing to have a call to discuss this request.

Very truly yours,

DLA Piper LLP (US)

John Grady

Partner

JG